UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     August 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $484,368 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADIGICS INC                  COM              032515108    12997   942494 SH       SOLE                   942494
APPLE INC                      COM              037833100    44104   361392 SH       SOLE                   361392
ASE TEST LTD                   ORD              Y02516105    19698  1400000 SH       SOLE                  1400000
AT&T INC                       COM              00206R102    20006   482063 SH       SOLE                   482063
AT&T INC                       PUT              00206R952    19829   482000 SH  CALL SOLE                     4820
BAIDU COM INC                  SPON ADR REP A   056752108    15622    93000 SH       SOLE                    93000
BELO CORP                      COM SER A        080555105     9237   448622 SH       SOLE                   448622
BON-TON STORES INC             COM              09776J101    18933   472612 SH       SOLE                   472612
COMCAST CORP NEW               CL A             20030N101    12254   435772 SH       SOLE                   435772
CROCS INC                      COM              227046109     5160   120000 SH       SOLE                   120000
CUMULUS MEDIA INC              CL A             231082108     4086   437024 SH       SOLE                   437024
DECKERS OUTDOOR CORP           COM              243537107    13036   129195 SH       SOLE                   129195
DILLARDS INC                   CL A             254067101     6275   174655 SH       SOLE                   174655
DOMINOS PIZZA INC              COM              25754A201     6588   360583 SH       SOLE                   360583
ENDEAVOR ACQUISITION CORP      COM              292577103     4637   392935 SH       SOLE                   392935
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    13267   262787 SH       SOLE                   262787
GOOGLE INC                     CL A             38259P508    29990    57376 SH       SOLE                    57376
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     1374    49781 SH       SOLE                    49781
HASBRO INC                     COM              418056107    13910   442854 SH       SOLE                   442854
HEWLETT PACKARD CO             CALL             428236903    30538   684400 SH  CALL SOLE                     6844
HEWLETT PACKARD CO             COM              428236103    26480   593450 SH       SOLE                   593450
LIMITED BRANDS INC             COM              532716107     6018   219251 SH       SOLE                   219251
LIN TV CORP                    CL A             532774106     6173   328161 SH       SOLE                   328161
LORAL SPACE & COMMUNICATNS L   COM              543881106     5423   110035 SH       SOLE                   110035
MAGMA DESIGN AUTOMATION        COM              559181102     2799   199379 SH       SOLE                   199379
MIPS TECHNOLOGIES INC          COM              604567107     2982   339260 SH       SOLE                   339260
MORGANS HOTEL GROUP CO         COM              61748W108     2184    89582 SH       SOLE                    89582
NOKIA CORP                     SPONSORED ADR    654902204    33787  1201962 SH       SOLE                  1201962
NORDSTROM INC                  COM              655664100     7259   142000 SH       SOLE                   142000
NOVATEL WIRELESS INC           COM NEW          66987M604     7782   299086 SH       SOLE                   299086
PINNACLE ENTMT INC             COM              723456109     4897   173953 SH       SOLE                   173953
POLO RALPH LAUREN CORP         CL A             731572103     8363    85240 SH       SOLE                    85240
R H DONNELLEY CORP             COM NEW          74955W307    11952   157725 SH       SOLE                   157725
RESEARCH IN MOTION LTD         COM              760975102    15961    79810 SH       SOLE                    79810
SILICONWARE PRECISION INDS L   SPONSD ADR SPL   827084864    11254  1023125 SH       SOLE                  1023125
SINA CORP                      ORD              g81477104    16717   399347 SH       SOLE                   399347
SOHU COM INC                   COM              83408W103    12796   400000 SH       SOLE                   400000